SCHEDULE OF INTANGIBLE ASSETS ARE AMORTIZED ON A STRAIGHT - LINE BASIS (Details)	Sep. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
Patent	10 years	10 years